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July 5, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Solutions SMA Trust Registration Statement on Form N-1A (File No. 811-23968)

To the Commission Staff:

Transmitted herewith by means of electronic submission on behalf of Virtus Solutions SMA Trust (the “Trust”), a Delaware statutory trust, for filing under both the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-1A (the “Registration Statement”). The Trust filed a Form N-8A on May 30, 2024.

The Registration Statement does not contain any financial statements for the Trust because the Trust has not commenced operations. Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions or comments on the enclosed to the attention of the undersigned at 860.263.4790.

Sincerely,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President, Counsel, Chief Legal Officer and Secretary

Virtus Solutions SMA Trust

cc:	Ralph Summa

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